BBH TRUST

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010

                             September 5, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: BBH TRUST (the "Trust")
            BBH Tax Exempt Money Fund
            BBH U.S. Treasury Money Fund
           1933 Act File No. 33-39020
           1940 Act File No. 811-03779

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated August 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 18 on September 4, 2003.

      If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Assistant Secretary